Additional disclosure items G.3.1. Litigation and legal risks (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Legal proceedings provision	$ 45	$ 30
Joint ventures
Disclosure of contingent liabilities [line items]
Legal proceedings provision	3	3
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	288	204
Legal proceedings contingent liability | Joint ventures
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 14	$ 4